Members' equity	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC [Member]
Member Equity [Line Items]
Members' equity
6. Members’ equity
Members’ equity consisted of the following at December 31:

	2020	2019
Preferred	$168,000	$168,000
Common	113,373	113,373
Profits interest and other equity awards (Refer to Note 9. Equity-based compensation )	3,800	3,774

	$285,173	$285,147

The authorized number of common and preferred units were unlimited. On May 4, 2012, 4,900,000 common units and 5,100,000 preferred units (2012 Preferred Units) were issued. During November 2015, the Company obtained a $50,000 capital contribution from its existing members and 1,490,000 in preferred units were issued (2015 Preferred Units). The common and preferred members have stated rights and privileges, which include, but are not limited to: (1) voting and Company governance, (2) the transfer of membership interests and (3) dissolution and liquidation of the Company.
Each preferred unit carried a priority payout (Liquidation Preference), as defined in the Company’s limited liability company agreement in effect at December 31, 2020. The initial Liquidation Preference for the 2012 and 2015 Preferred Units were $23.14 and $33.57, respectively. The preferred units accrued a distribution right at a rate of 3% per annum and was added annually to the Liquidation Preference. On February 11, 2021, the common and preferred units, including the preferred distribution rights, were converted into Common LLC Interests as discussed in
Note 1. Organization and basis of presentation of financial information and no further distribution rights accrued.
The Continuing LLC Owner owned the only Equity Participation Right Unit (EPR Unit). The EPR Unit was junior to the common units and its only entitlement was 0.55% of available distributions arising from the closing of a sale of units representing a percentage interest of more than 66.66%, or the sale of all or substantially all of the assets of the Company, provided such event constitutes a change of control (Distribution Event) as described in
Note 7. Fair value measurements.
In February 2021, the EPR Unit was redeemed in exchange for $3,327 in connection with the IPO at which time the EPR ceased to exist and all entitlements ended. Refer to
Note 17. Subsequent events
for further details regarding the impact of the IPO on members’ equity.